FINANCIAL ASSETS AND LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2024
Financial Instruments [Abstract]
Schedule of Disclosure of Financial Assets
The classification of financial instruments is summarized as follows:

	Classifications	March 31, 2024	December 31, 2023
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	4,800,260	29,892,966
Trade receivables	Amortized cost	51,829,506	40,621,997
Incentives and other government assistance receivable	Amortized cost	25,811,366	26,625,156
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	54,974,850	71,856,894
Long-term debt and other debts	Amortized cost	257,874,872	224,942,365
Conversion options on convertible debt instruments	FVTPL	16,183,762	25,034,073
Share warrant obligations	FVTPL	22,142,897	29,582,203

Schedule of Disclosure of Fair Value Measurement of Liabilities
The classification of financial instruments is summarized as follows:

	Classifications	March 31, 2024	December 31, 2023
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	4,800,260	29,892,966
Trade receivables	Amortized cost	51,829,506	40,621,997
Incentives and other government assistance receivable	Amortized cost	25,811,366	26,625,156
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	54,974,850	71,856,894
Long-term debt and other debts	Amortized cost	257,874,872	224,942,365
Conversion options on convertible debt instruments	FVTPL	16,183,762	25,034,073
Share warrant obligations	FVTPL	22,142,897	29,582,203

Schedule of Classification of Financial Instruments
The Group’s financial instruments are categorized as follows on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrants issued to a customer	Level 3
Share warrant obligations- July 2023 warrants	Level 2
Conversion options on convertible debt instruments	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt and other debts	Level 2